ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	[1]	$ 370,495	$ 394,818	$ 492,048
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		3,398	3,746	2,898
UNITED STATES
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		198,652	244,774	307,818
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		79,045	63,441	62,532
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		49,210	42,974	47,744
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		$ 40,190	$ 39,883	$ 71,056

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.